INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 4 - INTANGIBLE ASSETS

This represents legal fees and patent fees associated with the prosecution of patent applications.  The Company has recorded amortization expenses on the Spacer and Chromophore patents granted by the United States Patent and Trademark Office in February 2011, April 2011 and September 2012, which are amortized over its legal life of 20 years and Chromophore patent granted by the Australian Patent Office in November 2012 which is amortized over its legal life of 20 years.  Certain patent applications are abandoned by the Company when the claims are covered by patents already granted to the Company.  Patent applications abandoned have been written off at full capitalized cost.  No amortization expense has been recorded on the remaining patent applications since patents have yet to be granted.  Once the patents are granted, the cost of the patents will be amortized over their legal lives, which is generally 20 years.

Patents consists of the following:

	June 30, 2013	December 31, 2012

Patents	$535,853	$509,360
Less: Accumulated amortization	28,265	20,834

	$507,588	$488,526

Amortization expense for the six months ending June 30, 2013 and 2012 was $7,431 and $5,624.  Amortization expense for the three months ending June 30, 2013 and 2012 was $3,715 and $2,812.  Expense for abandoned patents for claims covered by patents already granted to the Company are recorded in research and development expenses and for the three months and six months ending June 30, 2013 and 2012 were $0 and $0.

NOTE 4 - INTANGIBLE ASSETS

This represents legal fees and patent fees associated with the prosecution of patent applications.  The Company has recorded amortization expenses on the Spacer and Chromophore patents granted by the United States Patent and Trademark Office in February 2011, April 2011 and September 2012, which are amortized over its legal life of 20 years and Chromophore patent granted by the Australian Patent Office in November 2012 which is amortized over its legal life of 20 years.  Certain patent applications are abandoned by the Company when the claims are covered by patents already granted to the Company.  Patent applications abandoned have been written off at full capitalized cost.  No amortization expense has been recorded on the remaining patent applications since patents have yet to be granted.  Once the patents are granted, the cost of the patents will be amortized over their legal lives, which is generally 20 years.

Patents consists of the following:

	December 31, 2012	December 31, 2011

Patents	$ 509,360	$ 439,787
Less: Accumulated amortization	20,834	8,683

	$ 488,526	$ 431,104

Amortization expense for the years ending December 31, 2012 and 2011 was $12,151 and $8,683.  Expense for abandoned patents for claims covered by patents already granted to the Company are recorded in research and development expenses and for the years ending December 31, 2012 and 2011 were $13,675 and $0.